CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Net (loss)/income	[1]	$ (656)	$ (227)	$ 256
Adjustments to reconcile net (loss)/income to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments		1,456	1,622	1,334
Equity-based compensation expense		83	0	0
Non-cash change in provisions and other non-current liabilities		(4)	(10)	75
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net		5	4	41
Interest expense		113	24	27
Other financial income & expense		32	28	23
Taxes		324	(73)	(383)
Interest received		7	1	0
Interest paid		(67)	(10)	(13)
Other financial payments		(18)	(29)	(22)
Taxes paid		(224)	(203)	(84)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities		1,051	1,127	1,254
Net payments out of provisions and other cash movements in non-current liabilities		(83)	(67)	(72)
Change in net current assets and other operating cash flow items		(48)	80	36
Net cash flows from operating activities		920	1,140	1,218
Purchase of property, plant & equipment		(553)	(524)	(415)
Proceeds from sales of property, plant & equipment		0	0	1
Purchase of intangible assets		(123)	(188)	(81)
Purchase of financial assets		(59)	(57)	(114)
Proceeds from sales of financial assets		8	7	2
Purchase of other non-current assets		(1)	0	(2)
Acquisitions of businesses, net		(283)	(239)	(70)
Net cash flows used in investing activities		(1,011)	(1,001)	(679)
Movements of financing provided to former parent, net		(2,658)	(119)	(424)
Proceeds from non-current financial debts, net of issuance costs		3,724	0	0
Proceeds from Bridge Facility, net of issuance costs		1,495	0	0
Repayment of non-current financial debts		(509)	0	0
Repayment of Bridge Facility		(1,500)	0	0
Change in current financial debts		202	(6)	(111)
Lease payments		(52)	0	0
Change in other financial receivables from former parent		39	26	(24)
Change in other financial liabilities to former parent		(67)	21	20
Other financing cash flows		(15)	0	0
Net cash flows from/(used in) financing activities		659	(78)	(539)
Effect of exchange rate changes on cash and cash equivalents		27	(6)	10
Net change in cash and cash equivalents		595	55	10
Cash and cash equivalents at January 1		227	172	162
Cash and cash equivalents at December 31		$ 822	$ 227	$ 172

[1]	"Former parent net investment" and "Equity" were previously presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.